Taxation - Summary of Temporary Differences (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	¥ 1,226	$ 176	¥ 3,401	¥ 5,973
Net deferred tax liabilities after offsetting	(87)	$ (12)	(111)
Accelerated depreciation for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(87)		(111)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,856		9,942
Deferred tax liabilities	(8,630)		(6,541)
Carrying amount [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,918		1,714
Carrying amount [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,306		1,354
Carrying amount [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	370		1,303
Carrying amount [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,341		3,180
Carrying amount [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	381		445
Carrying amount [member] | Depreciation charge of right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	370
Carrying amount [member] | Deferred revenue on subscriber points reward program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	229		203
Carrying amount [member] | Unrealized income for the inter-company transactions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	227		153
Carrying amount [member] | Government grants related to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	695		536
Carrying amount [member] | Intangible assets amortization difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	464		418
Carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	555		636
Deferred tax liabilities	(19)		(19)
Carrying amount [member] | Gain from Tower Assets Disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities			(372)
Carrying amount [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(8,572)		(5,921)
Carrying amount [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ (39)		¥ (229)